Calvert
Moderate Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited)

Mutual Funds — 100.1%(1)

Security	Shares	Value
Equity Funds — 65.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	201,892	$ 7,463,948
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	663,124	19,456,069
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,286,146	65,387,678
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	455,519	30,765,734
Calvert US Large-Cap Value Responsible Index Fund, Class R6	757,746	24,247,883
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	158,104	6,562,873
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	209,025	19,320,152
Calvert Focused Value Fund, Class R6	1,726,960	19,687,342
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,242,133	14,334,208
Calvert Emerging Markets Equity Fund, Class R6	404,350	6,946,739
Calvert International Equity Fund, Class R6	978,551	23,289,522
Calvert International Opportunities Fund, Class R6	654,344	10,626,545
Calvert Mid-Cap Fund, Class I	82,624	3,781,700
		$251,870,393
Income Funds — 34.8%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	828,584	$12,055,897
Calvert Floating-Rate Advantage Fund, Class R6	1,018,605	9,136,887
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,883,122	55,645,143
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,404,452	21,839,227
Calvert High Yield Bond Fund, Class R6	207,557	5,068,543
Security	Shares	Value
Income Funds (continued)
The Calvert Fund: (continued)
Calvert Mortgage Access Fund, Class I	1,670,248	$ 16,000,979
Calvert Short Duration Income Fund, Class R6	385,726	6,063,605
Calvert Ultra-Short Duration Income Fund, Class R6	825,168	8,169,163
		$133,979,444
Total Mutual Funds (identified cost $325,108,011)		$385,849,837

Short-Term Investments — 0.0%(2)

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	2,259	$ 2,259
Total Short-Term Investments (identified cost $2,259)		$ 2,259
Total Investments — 100.1% (identified cost $325,110,270)		$385,852,096

Other Assets, Less Liabilities — (0.1)%	$ (479,447)
Net Assets — 100.0%	$385,372,649

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Amount is less than 0.05%.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	8	Long	3/31/25	$1,644,875	$746
U.S. 5-Year Treasury Note	52	Long	3/31/25	5,527,844	(21,558)
U.S. 10-Year Treasury Note	15	Long	3/20/25	1,631,250	(13,250)
U.S. Long Treasury Bond	46	Long	3/20/25	5,236,813	(119,396)
U.S. Ultra 10-Year Treasury Note	37	Long	3/20/25	4,118,563	(52,051)
U.S. Ultra-Long Treasury Bond	26	Long	3/20/25	3,091,563	(93,069)
					$(298,578)
During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Moderate Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2024, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $385,852,096, which represents 100.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$36,175,482	$21,189,497	$ —	$ —	$ (1,719,836)	$ 55,645,143	$ 516,563	$ —	3,883,122
Core Bond Fund, Class I	16,312,233	6,322,955	(40,159)	(940)	(754,862)	21,839,227	207,092	—	1,404,452
Emerging Markets Advancement Fund, Class I	16,246,537	1,292,163	(2,575,100)	(40,970)	(588,422)	14,334,208	248,019	—	1,242,133
Emerging Markets Equity Fund, Class R6	7,474,633	444,841	(361,435)	40,939	(652,239)	6,946,739	42,482	—	404,350
Equity Fund, Class R6	20,229,043	1,354,654	(281,192)	24,946	(2,007,299)	19,320,152	75,358	1,279,296	209,025
Flexible Bond Fund, Class R6	12,076,185	200,483	—	—	(220,771)	12,055,897	160,321	—	828,584
Floating-Rate Advantage Fund, Class R6	13,182,736	223,546	(4,301,113)	(462,951)	494,669	9,136,887	223,546	—	1,018,605
Focused Value Fund, Class R6	21,579,119	825,973	(1,527,741)	267,096	(1,457,105)	19,687,342	247,428	578,545	1,726,960
High Yield Bond Fund, Class R6	13,249,014	146,157	(8,244,235)	(417,352)	334,959	5,068,543	146,157	—	207,557
International Equity Fund, Class R6	24,688,445	1,323,123	—	—	(2,722,046)	23,289,522	317,760	—	978,551
International Opportunities Fund, Class R6	14,307,153	623,383	(2,776,280)	210,082	(1,737,793)	10,626,545	342,267	—	654,344
International Responsible Index Fund, Class R6	20,527,180	1,041,601	(40,159)	2,018	(2,074,571)	19,456,069	558,770	—	663,124
Liquidity Fund(1)	976,096	8,522,633	(9,496,470)	—	—	2,259	14,133	—	2,259
Mid-Cap Fund, Class I	4,114,314	139,522	(281,422)	57,854	(248,568)	3,781,700	8,832	130,691	82,624
Mortgage Access Fund, Class I	11,963,914	4,629,522	—	—	(592,457)	16,000,979	204,027	—	1,670,248
Short Duration Income Fund, Class R6	6,215,707	74,690	(160,637)	(639)	(65,516)	6,063,605	74,690	—	385,726
Small-Cap Fund, Class R6	11,121,015	112,521	(3,695,507)	480,539	(554,620)	7,463,948	23,344	89,177	201,892
Ultra-Short Duration Income Fund, Class R6	26,118,174	263,878	(18,186,645)	18,038	(44,282)	8,169,163	298,375	—	825,168
US Large-Cap Core Responsible Index Fund, Class R6	57,166,515	7,930,206	—	—	290,957	65,387,678	637,795	538,972	1,286,146

Calvert
Moderate Allocation Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class R6	$ 29,444,529	$ 2,006,575	$ (1,327,786)	$ 68,937	$ 573,479	$ 30,765,734	$ 186,464	$ 454,691	455,519
US Large-Cap Value Responsible Index Fund, Class R6	28,897,392	1,463,697	(4,419,448)	934,174	(2,627,932)	24,247,883	520,562	943,136	757,746
US Mid-Cap Core Responsible Index Fund, Class R6	9,207,011	77,817	(2,610,897)	649,897	(760,955)	6,562,873	77,817	—	158,104
Total				$ 1,831,668	$(17,135,210)	$385,852,096	$5,131,802	$4,014,508

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$385,849,837	$ —	$ —	$385,849,837
Short-Term Investments	2,259	—	—	2,259
Total Investments	$385,852,096	$ —	$ —	$385,852,096
Futures Contracts	$746	$ —	$ —	$746
Total	$385,852,842	$ —	$ —	$385,852,842
Liability Description
Futures Contracts	$(299,324)	$ —	$ —	$(299,324)
Total	$(299,324)	$ —	$ —	$(299,324)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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